Fair Value Measurements (Tables) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Summary of Employee Benefit Plan Investment in Plan Assets
The following tables present the fair value of the Plan assets recorded at fair value on a recurring basis segregated among the appropriate levels within the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Total mutual funds	$322,719,629	$—	$—	$322,719,629
Flowers Foods, Inc. Common Stock	18,686,309	—	—	18,686,309
Investments measured at net asset value (1)	—	—	—	596,054,812

Total investments at fair value	$341,405,938	$—	$—	$937,460,750

	Fair Value Measurements at December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Total mutual funds	$289,902,003	$—	$—	$289,902,003
Flowers Foods, Inc. Common Stock	33,758,334	—	—	33,758,334
Investments measured at net asset value (1)	—	—	—	535,655,589

Total investments at fair value	$323,660,337	$—	$—	$859,315,926

(1)
In accordance with ASC
820-10,
certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Summary of Investments Measured at Fair Value Based on NAV
The following table summarizes investments measured at fair value based on NAV, as practical expedient, per share as of December 31, 2025 and 2024, respectively.
As of December 31, 2025:

Name	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund	$55,306,714	N/A	Daily	30 days
Geneva Small Cap Growth Collective Fund C	13,903,219	N/A	Daily	30 days
Harbor Capital Appreciation CIT R	99,726,117	N/A	Daily	30 days
Vanguard Target Retirement 2020 Trust II	13,930,303	N/A	Daily	30 days
Vanguard Target Retirement 2025 Trust II	46,660,667	N/A	Daily	30 days
Vanguard Target Retirement 2030 Trust II	77,449,021	N/A	Daily	30 days
Vanguard Target Retirement 2035 Trust II	66,948,237	N/A	Daily	30 days
Vanguard Target Retirement 2040 Trust II	50,684,801	N/A	Daily	30 days
Vanguard Target Retirement 2045 Trust II	45,407,219	N/A	Daily	30 days
Vanguard Target Retirement 2050 Trust II	49,481,970	N/A	Daily	30 days
Vanguard Target Retirement 2055 Trust II	40,792,173	N/A	Daily	30 days
Vanguard Target Retirement 2060 Trust II	21,559,964	N/A	Daily	30 days
Vanguard Target Retirement 2065 Trust II	8,480,133	N/A	Daily	30 days
Vanguard Target Retirement Inc Trust II	3,771,366	N/A	Daily	30 days
Vanguard Target Retirement 2070 Trust II	1,952,908	N/A	Daily	30 days

	$596,054,812

As of December 31, 2024:

Name	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund	$56,346,493	N/A	Daily	30 days
Geneva Small Cap Growth Collective Fund C	16,954,975	N/A	Daily	30 days
Harbor Capital Appreciation CIT 4	1	N/A	Daily	30 days
Harbor Capital Appreciation CIT R	95,125,412	N/A	Daily	30 days
Vanguard Target Retirement 2020 Trust II	15,478,517	N/A	Daily	30 days
Vanguard Target Retirement 2025 Trust II	47,214,981	N/A	Daily	30 days
Vanguard Target Retirement 2030 Trust II	72,060,031	N/A	Daily	30 days
Vanguard Target Retirement 2035 Trust II	56,507,539	N/A	Daily	30 days
Vanguard Target Retirement 2040 Trust II	40,972,532	N/A	Daily	30 days
Vanguard Target Retirement 2045 Trust II	37,642,663	N/A	Daily	30 days
Vanguard Target Retirement 2050 Trust II	38,038,323	N/A	Daily	30 days
Vanguard Target Retirement 2055 Trust II	32,578,400	N/A	Daily	30 days
Vanguard Target Retirement 2060 Trust II	16,052,693	N/A	Daily	30 days
Vanguard Target Retirement 2065 Trust II	5,528,499	N/A	Daily	30 days
Vanguard Target Retirement Inc Trust II	4,268,076	N/A	Daily	30 days
Vanguard Target Retirement 2070 Trust II	886,454	N/A	Daily	30 days

	$535,655,589